COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease commitment	$46,686	$19,739	$26,946	$–	$–
MTM Animation acquisition	133,002	133,002	–	–	–
Repayment of other loan payable	767,133	511,422	255,711	–	–
Repayment of bank loans	62,412,996	62,412,996	–	–	–
Total	$63,359,816	$63,077,159	$282,657	$–	$–